Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000247942 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Global Equity ETF
Class Name	FPA Global Equity ETF
Trading Symbol	FPAG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Global Equity ETF (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpag.fpa.com/. You can also request this information by contacting us at (800) 982-4372.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpag.fpa.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Global Equity ETF (FPAG)	$27	0.49%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 387,062,600
Holdings Count | Holding	64
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$387,062,600
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Analog Devices, Inc.	4.2%
Alphabet, Inc. - Class C	4.1%
International Flavors & Fragrances, Inc.	3.8%
JDE Peet's N.V.	3.8%
Heineken Holding N.V.	3.7%
Citigroup, Inc.	3.7%
Comcast Corp. - Class A	3.5%
Glencore PLC	3.4%
Meta Platforms, Inc. - Class A	3.3%
Becton, Dickinson and Co.	3.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Analog Devices, Inc.	4.2%
Alphabet, Inc. - Class C	4.1%
International Flavors & Fragrances, Inc.	3.8%
JDE Peet's N.V.	3.8%
Heineken Holding N.V.	3.7%
Citigroup, Inc.	3.7%
Comcast Corp. - Class A	3.5%
Glencore PLC	3.4%
Meta Platforms, Inc. - Class A	3.3%
Becton, Dickinson and Co.	3.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000254998 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Short Duration Government ETF
Class Name	FPA Short Duration Government ETF
Trading Symbol	FPAS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Short Duration Government ETF (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpas.fpa.com/. You can also request this information by contacting us at (800) 982-4372.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpas.fpa.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Short Duration Government ETF (FPAS)	$5	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[2]
Net Assets	$ 6,248,782
Holdings Count | Holding	2
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,248,782
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	113%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.750%, 1/31/2031	87.7%
U.S. Treasury Note, 3.500%, 2/28/2031	10.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]	Top Ten Holdings
U.S. Treasury Note, 3.750%, 1/31/2031	87.7%
U.S. Treasury Note, 3.500%, 2/28/2031	10.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.